FEDERATED CAPITAL APPRECIATION FUND
FEDERATED GROWTH STRATEGIES FUND
FEDERATED KAUFMANN FUND
FEDERATED KAUFMANN SMALL CAP FUND
FEDERATED LARGE CAP GROWTH FUND
FEDERATED MARKET OPPORTUNITY FUND
FEDERATED TECHNOLOGY FUND
  (PORTFOLIOS OF FEDERATED EQUITY FUNDS)

FEDERATED EQUITY INCOME FUND, INC.

FEDERATED STRATEGIC INCOME FUND
  (A PORTFOLIO OF FEDERATED FIXED INCOME SECURITIES, INC.)

FEDERATED GOVERNMENT INCOME SECURITIES, INC.

FEDERATED CAPITAL INCOME FUND
FEDERATED MUNI AND STOCK ADVANTAGE FUND
  (PORTFOLIOS OF FEDERATED INCOME SECURITIES TRUST)

FEDERATED INTERNATIONAL BOND FUND
FEDERATED INTERNATIONAL EQUITY FUND
  (PORTFOLIOS OF FEDERATED INTERNATIONAL SERIES, INC.)

FEDERATED BOND FUND
  (A PORTFOLIO OF FEDERATED INVESTMENT SERIES FUNDS, INC.)

FEDERATED MUNICIPAL OPPORTUNITIES FUND, INC.

FEDERATED STOCK AND BOND FUND, INC.

FEDERATED TOTAL RETURN BOND FUND
  (A PORTFOLIO OF FEDERATED TOTAL RETURN SERIES, INC.)

FEDERATED EUROPEAN EQUITY FUND
FEDERATED GLOBAL EQUITY FUND
FEDERATED GLOBAL VALUE FUND
FEDERATED INTERNATIONAL CAPITAL APPRECIATION FUND
FEDERATED INTERNATIONAL HIGH INCOME FUND
FEDERATED INTERNATIONAL SMALL COMPANY FUND
FEDERATED INTERNATIONAL VALUE FUND
  (PORTFOLIOS OF FEDERATED WORLD INVESTMENT SERIES, INC.)



CLASS B AND CLASS C SHARES

----------------------------------------------------------------------------
Supplement to current Prospectuses.

Previously, the Distributor instituted a provision that orders for $250,000 or more of Class B Shares be invested in Class A Shares instead of Class B Shares. The Distributor has informed the Funds that effective April 5, 2004, it intends to place all orders for $100,000 or more of Class B Shares in Class A Shares instead of Class B Shares. In addition, with respect to Class C Shares, the Distributor has informed the Funds that effective June 14, 2004 all orders of Class C Shares of $1 million or more will be invested in Class A Shares instead of Class C Shares.


In the section entitled "What Do Shares Cost?" please delete the sentences regarding the conversion of Class B Shares or Class C Shares into Class A Shares in footnote number 1 of the investment amount/sales charge table and replace with the following:

Orders for $100,000 or more of Class B Shares or $1 million or more of Class C Shares will be invested in Class A Shares instead of Class B Shares or Class C Shares to maximize your return and minimize the sales charges and marketing fees. Accounts held in the name of an investment professional may be treated differently. After Class B Shares have been held for eight years from the date of purchase, they will automatically convert to Class A Shares on or about the last day of the following month. This conversion is a non-taxable event.


Please add the following immediately after the investment amount/sales charge table in the section entitled "What Do Shares Cost?"

As shown in the table above, each Class of Shares has a different sales charge structure. In addition, the ongoing annual operating expenses ("expense ratios"), as well as the compensation payable to investment professionals, also vary among the Classes. Before you decide which Class to purchase, you should review the different charges and expenses of each Class carefully, in light of your personal circumstances, and consult with your investment professional.

Among the important factors to consider are the amount you plan to invest, and the length of time you expect to hold your investment. You should consider, for example, that it may be possible to reduce the front-end sales charges imposed on purchases of Class A Shares. Among other ways, Class A Shares have a series of "breakpoints," which means that the front-end sales charges decrease (and can be eliminated entirely) as the amount invested increases. (The breakpoint schedule is set out below under "Sales Charge When You Purchase.") On the other hand, Class B Shares do not have front-end sales charges, but the deferred sales charges imposed on redemptions of Class B Shares do not vary at all in relation to the amounts invested. Rather, these charges decrease with the passage of time (ultimately going to zero after seven years). Finally, Class C Shares bear a relatively low front-end sales load and a contingent deferred sales charge only if redeemed within one year after purchase; however, the asset-based 12b-1 fees charged to Class C Shares are greater than those charged to Class A Shares and comparable to those charged to Class B Shares.

You should also consider that the expense ratio for Class A Shares will be lower than that for Class B (or Class C) Shares. Thus, the fact that no front-end charges are ever imposed on purchases of Class B Shares (or that a relatively low front-end charge is imposed on purchases of Class C Shares) does not always make them preferable to Class A Shares.




                                                      May 28, 2004



Federated Securities Corp., Distributor



Cusip 314172800
Cusip 314172883
Cusip 314172206
Cusip 314172305
Cusip 314172669
Cusip 314172651
Cusip 314172628
Cusip 314172610
Cusip 314172834
Cusip 314172826
Cusip 314172735
Cusip 314172727
Cusip 314172792
Cusip 314172784
Cusip 313915209
Cusip 313915308
Cusip 31417P601
Cusip 31417P700
Cusip 313912305
Cusip 313912404
Cusip 31420C860
Cusip 31420C852
Cusip 31420C829
Cusip 31420C811
Cusip 31420G507
Cusip 31420G606
Cusip 31420G200
Cusip 31420G309
Cusip 31420F202
Cusip 31420F301
Cusip 313910309
Cusip 313910408
Cusip 313911208
Cusip 313911307
Cusip 31428Q812
Cusip 31428Q796
Cusip 31428U805
Cusip 31428U888
Cusip 31428U862
Cusip 31428U854
Cusip 31428U664
Cusip 31428U656
Cusip 31428U797
Cusip 31428U789
Cusip 31428U763
Cusip 31428U755
Cusip 31428U730
Cusip 31428U722
Cusip 31428U839
Cusip 31428U821

30427 (5/04)